Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$9,663	$9,804

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2020	$9,214
Additions (Note 16)	1,359
Disposal	(37)
Reclassification	126
Balance on December 31, 2020	$10,662
Accumulated depreciation and impairment
Balance on January 1, 2020	$(1,045)
Depreciation expense	(22)
Reclassification	(1)
Reversal of impairment loss	27
Balance on December 31, 2020	$(1,041)
Balance on December 31, 2020, net	$9,621
Cost
Balance on January 1, 2021	$10,662
Additions	1
Balance on December 31, 2021	$10,663
Accumulated depreciation and impairment
Balance on January 1, 2021	$(1,041)
Depreciation expense	(42)
Reversal of impairment loss	83
Balance on December 31, 2021	$(1,000)
Balance on December 31, 2021, net	$9,663
Cost
Balance on January 1, 2022	$10,663
Additions	18
Reclassification	99
Balance on December 31, 2022	$10,780
Accumulated depreciation and impairment
Balance on January 1, 2022	$(1,000)
Depreciation expense	(44)
Reversal of impairment loss	107
Reclassification	(39)
Balance on December 31, 2022	$(976)
Balance on December 31, 2022, net	$9,804

Estimated Service Lives of Investment Properties

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

Key Assumptions and Fair Values of Investment Properties

The fair values of the Company’s investment properties as of December 31, 2021 and 2022 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers. Those appraisal reports are based on the comparison approach, income approach or cost approach. Key assumptions and the fair values were as follows:

December 31
	2021	2022
	NT$	NT$
(In Millions)
Fair value	$25,548	$26,862
Overall capital interest rate	0.91%-3.05%	1.31%-4.91%
Profit margin ratio	8%-20%	8%-20%
Discount rate	—	—
Capitalization rate	0.53%-2.11%	0.23%-2.16%

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Year 1	$107	$118
Year 2	82	99
Year 3	62	90
Year 4	55	70
Year 5	39	44
Onwards	78	149
	$423	$570